Consolidated statements of income (Loss) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Profit (loss) [abstract]
Net sales	R$ 10,968,416	R$ 11,552,921
Cost of sales	(7,807,576)	(7,729,167)
Gross profit	3,160,840	3,823,754
Operating Income (Expenses) [Abstract]
Selling expense	(752,044)	(754,882)
General and administrative expense	(682,803)	(673,551)
Loss from associates and joint ventures	(20,372)	(17,077)
Other operating income, net	69,515	(119,209)
Profit (loss) from operating activities	1,775,136	2,259,035
NET FINANCIAL INCOME (EXPENSES) [Abstract]
Finance costs	(1,804,931)	(1,640,085)
Finance income	486,013	438,853
Derivative gains, net	3,025,599	3,693,159
Foreign exchange gain (loss)	2,909,755	5,204,286
Profit (loss) before tax	6,391,572	9,955,248
Income and social contribution taxes [Abstract]
Current Tax Expense (Income) And Current Social Contribution Tax Expense (Income)	87,537	(67,100)
Adjustments for deferred tax expense	(2,167,118)	(3,539,970)
Net income for the period	4,311,991	6,348,178
Profit (loss), attributable to [abstract]
Resulted of the year attributable to controlling shareholders'	4,305,404	6,340,760
Non-controlling interest	R$ 6,587	R$ 7,418
Earnings per share [abstract]
Basic earnings (loss) per share	R$ 3.48357	R$ 5.11735
Diluted earnings (loss) per share	R$ 3.47504	R$ 5.10429